Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 39,605	$ 104,597
Short-term bank deposits	235,600	275,033
Marketable securities	57,292	20,380
Trade receivables, net of allowances of $5,227 and $738, respectively	93,632	67,360
Inventories, net	67,712	89,415
Prepaid expenses and other current assets	28,546	22,054
Total current Assets	522,387	578,839
Non-current Assets
Marketable securities	223,203	245,970
Property, plant and equipment, net	50,905	60,463
Operating lease right-of-use assets	23,782	27,139
Intangible assets, net	7,647	9,890
Goodwill	29,164	29,164
Deposits and other long-term assets	8,209	5,927
Severance pay fund	283	274
Total non-current Assets	343,193	378,827
Total Assets	865,580	957,666
Current Liabilities
Trade payables	6,936	14,833
Employee and payroll accruals	12,121	14,255
Deferred revenues and customers’ advances	2,158	5,701
Operating lease liabilities	5,073	4,989
Accrued expenses and other current liabilities	23,814	25,592
Total current Liabilities	50,102	65,370
Non-current liabilities
Accrued severance pay	1,080	1,223
Operating lease liabilities	18,533	21,035
Other non-current liabilities	198	1,216
Total non-current Liabilities	19,811	23,474
Total Liabilities	69,913	88,844
SHAREHOLDERS’ EQUITY
Ordinary shares of NIS 0.01 par value - Authorized: 200,000,000 shares at December 31, 2023 and 2022; Issued: 50,371,684 and 49,953,615 shares at December 31, 2023 and 2022, respectively; Outstanding: 47,719,633 and 49,953,615 shares at December 31, 2023 and 2022, respectively.	134	134
Additional paid-in capital	958,447	921,695
Treasury shares at cost, 2,652,051 ordinary shares at December 31, 2023	(55,770)
Accumulated other comprehensive income (loss)	(7,210)	(17,424)
Retained earnings (accumulated deficit)	(99,934)	(35,583)
Total Shareholders’ Equity	795,667	868,822
Total Liabilities and Shareholders’ Equity	$ 865,580	$ 957,666